Long term debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
10.	Long term debt:

On July 18, 2014, the Company closed a senior, secured term loan facility with MidCap Financial, LLC for up to $22,000 consisting of two tranches bearing interest at a rate of LIBOR plus 8%. Interest is payable on a monthly basis. The first tranche of $12,000 is available for working capital and general corporate purposes. The second tranche of up to $10,000 is available to support a product or company acquisition. The loan carries a term of 48 months and is secured by substantially all of the assets of the Company. At December 31, 2015, the Company has a balance of $10,000 outstanding (2014 - $12,000).

	December 31,	December 31,
	2015	2014

Long-term debt	$10,000	$12,000
Less: Current portion	(4,000)	(1,714)

	$6,000	$10,286

Future repayments are as follows:

2016	$4,000
2017	4,000
2018	2,000

Total repayments	$10,000